Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets
Cost	$ 27,146	$ 29,952
Accumulated Amortization	(21,836)	(20,860)
Accumulated Impairment	(3,468)
Net	1,842	9,092
Amortization expenses related to intangible assets	1,908	3,564	$ 3,364
Year Ended December 31
2017	659
2018	531
2019	45
2020	42
Total expected amortization expense	1,277
Indefinite lived intangible assets
Indefinite lived intangible assets	$ 600
Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Other
Intangible assets
Cost	$ 7,899	7,899
Accumulated Amortization	(4,800)	(3,935)
Accumulated Impairment	(2,225)
Net	$ 874	$ 3,964
Other | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years	2 years
Other | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years
All Sure
Intangible assets
Impairment loss of acquired intangible assets	$ 3,500	$ 0	$ 0
Technology
Intangible assets
Cost	15,698	15,698
Accumulated Amortization	(14,196)	(13,083)
Accumulated Impairment	(1,243)
Net	$ 259	$ 2,615
Technology | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years	2 years
Technology | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years
Software
Intangible assets
Cost	$ 1,861	$ 1,861
Accumulated Amortization	$ (1,861)	$ (1,861)
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years	2 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years
Exclusive content distribution right
Intangible assets
Cost		$ 2,806
Accumulated Amortization		(1,485)
Net		1,321
Games
Intangible assets
Cost	$ 1,688	1,688
Accumulated Amortization	(979)	(496)
Net	$ 709	$ 1,192
Games | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years	2 years
Games | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years